Accounting policies	12 Months Ended
Dec. 31, 2023
Accounting policies [Abstract]
Accounting policies
2 Accounting policies
Statement of compliance
The Consolidated financial statements of Equinor ASA and its subsidiaries (Equinor) have been prepared in accordance with IFRS
Accounting Standards as adopted by the European Union (EU) and with IFRS Accounting Standards as issued by the International
Accounting Standards Board (IASB), IFRIC® Interpretations issued by IASB and the additional requirements of the Norwegian
Accounting Act, effective on 31 December 2023.
Basis of preparation
The Consolidated financial statements are prepared on the historical cost basis with some exceptions where fair value measurement
is applied. These exceptions are specifically disclosed in the accounting policies sections in relevant notes. The material accounting
policies described in these Consolidated financial statements have been applied consistently to all periods presented.
Certain amounts in the comparable years have been restated or reclassified to conform to current year presentation. All amounts in
the Consolidated financial statements are denominated in USD millions, unless otherwise specified. The subtotals and totals in some
of the tables in the notes may not equal the sum of the amounts shown in the primary financial statements due to rounding.
The line items included in Total operating expenses in the Consolidated statement of income are presented as a combination of function and nature in conformity with industry practice. Purchases [net of inventory variation]

and Depreciation, amortisation and net
impairments are presented on separate lines based on their nature, while Operating expenses and Selling, general and administrative
expenses as well as Exploration expenses are presented on a functional basis. Significant expenses such as salaries, pensions, etc.
are presented by their nature in the notes to the Consolidated financial statements.
Basis of consolidation
The Consolidated financial statements include the accounts of Equinor ASA and its subsidiaries as well as Equinor’s interests in jointly
controlled and equity accounted investments. All intercompany balances and transactions, including unrealised profits and losses
arising from Equinor's internal transactions, have been eliminated.
Foreign currency translation
Foreign exchange differences arising on translation of transactions, assets and liabilities to the functional currency of individual entities in Equinor are recognised in the Consolidated statement of income as foreign exchange gains or losses within Net financial
items. However, foreign exchange differences arising from the translation of estimate-based provisions are generally accounted for as part of the change in the underlying estimate.
When preparing the Consolidated financial statements, the financial statements of entities with functional currencies other than the
Group’s presentation currency USD are translated into USD, and the foreign exchange differences are recognised separately in the
Consolidated statement of comprehensive income within Other comprehensive income (OCI). The cumulative amount of such
translation differences relating to an entity is reclassified to the Consolidated statement of income and reflected as a part of the gain or
loss on disposal of that entity.
Loans from Equinor ASA to subsidiaries and equity accounted investments with other functional currencies than the parent company,
and for which settlement is neither planned nor likely in the foreseeable future, are considered part of the parent company’s net
investment in the subsidiary. Foreign exchange differences arising on such loans are recognised in OCI in the Consolidated financial statements.
Statement of cash flows
In the statement of cash flows, operating activities are presented using the indirect method, where Income/(loss)

before tax is adjusted
for changes in inventories and operating receivables and payables, the effects of non-cash items such as depreciations, amortisations and impairments, provisions, unrealised gains and losses and undistributed profits from associates, and items of income or expense
for which the cash effects are investing or financing cash flows. Increase/decrease in financial investments,

derivative financial
instruments, and other interest-bearing items are all presented net as part of Investing activities, either because the transactions are
financial investments and turnover is quick, the amounts are large, and the maturities are short,

or due to materiality.
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Accounting judgement and key sources of estimation uncertainty
The preparation of the Consolidated financial statements requires management to make accounting judgements, estimates and
assumptions.
Information about judgements

made in applying the accounting policies that have the most significant effects on the amounts
recognised in the Consolidated financial statements is described in the following notes:
Note 6 – Acquisitions and disposals
Note 7 – Total revenues and other income
Note 25 – Leases
Estimates used in the preparation of these Consolidated financial statements are prepared based on customised models.

The
assumptions on which the estimates are based rely on historical experience, external sources of information and various other factors
that management assesses to be reasonable under the current conditions and circumstances. These estimates and assumptions form
the basis of making the judgements about carrying values of assets and liabilities when these are not readily apparent from other
sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going
basis considering the current and expected future set of conditions.
Equinor is exposed to several underlying economic factors affecting the overall results, such as commodity prices, foreign currency
exchange rates, market risk premiums and interest rates as well as financial instruments with fair values derived from changes in
these factors. The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant to
several of these economic assumptions. In addition, Equinor's results are influenced by the level of production, which in the short term
may be influenced by, for instance, maintenance programmes. In the long-term, the results are impacted by the success of exploration, field developments and operating activities.
The most important matters in understanding the key sources of estimation uncertainty are described in each of the following notes:
Note 3 – Climate change and energy transition
Note 11 – Income taxes
Note 12 – Property, plant and equipment
Note 13 – Intangible assets
Note 14 – Impairments
Note 23 – Provisions and other liabilities
Note 26 – Other commitments, contingent liabilities and contingent assets
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Adoption of new IFRS Accounting Standards, amendments to IFRS Accounting Standards and IFRIC Interpretations
New IFRS Accounting Standards, amendments to IFRS Accounting Standards and IFRIC Interpretations effective and adopted by
Equinor from 1 January 2023 do not have significant impact on Equinor’s Consolidated financial statements upon adoption. This
includes among others IFRS 17 Insurance Contracts and amendments to IAS 12 International Tax Reform – Pillar Two Model Rules
(top-up tax).
IFRS Accounting Standards, amendments to IFRS Accounting Standards,

and IFRIC Interpretations issued, but not yet effective, are either not expected to materially impact Equinor's Consolidated financial statements upon adoption or are not expected to be relevant.
Equinor has not early adopted any IFRS Accounting Standard, amendments to IFRS Accounting Standards, or IFRIC

Interpretations
issued, but not yet effective.